EXHIBIT 99.1

John Deere Owner Trust 2008
Statement to Noteholders

$197,800,000 Class A-1 2.74080% Asset Backed Notes due May 8, 2009
$194,800,000 Class A-2 3.63% Asset Backed Notes due March 15, 2011
$151,270,000 Class A-3 4.18% Asset Backed Notes due July 15, 2012
$100,000,000 Class A-4 4.89% Asset Backed Notes due March 16, 2015
$9,808,817 Asset Backed Certificates

Payment Date:	15-May-08

(1) Before giving effect to distributions on this Payment Date:

(a) (i) Outstanding Principal Amount of Class A-1 Notes:	$197,800,000.00
(ii) A-1 Note Pool Factor:	1.0000000

(b) (i) Outstanding Principal Amount of Class A-2 Notes:	$194,800,000.00
(ii) A-2 Note Pool Factor:	1.0000000

(c) (i) Outstanding Principal Amount of Class A-3 Notes:	$151,270,000.00
(ii) A-3 Note Pool Factor:	1.0000000

(d) (i) Outstanding Principal Amount of Class A-4 Notes:	$100,000,000.00
(ii) A-4 Note Pool Factor:	1.0000000

(e) (i) Certificate Balance:	$9,808,817.00
(ii) Certificate Pool Factor:	1.0000000

(2) Amount of principal being paid on the Notes:

(a) Class A-1 Notes:	$41,840,293.40
per $1,000 original principal amount:	$211.53

(b) Class A-2 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(c) Class A-3 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(d) Class A-4 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(e) Total:	$41,840,293.40

(3) (a) Amount of interest being paid on Notes:

(i) Class A-1 Notes:	$436,716.03
per $1,000 original principal amount:	$2.21

(ii) Class A-2 Notes:	$569,627.67
per $1,000 original principal amount:	$2.92

(iii) Class A-3 Notes:	$509,359.71
per $1,000 original principal amount:	$3.37

(iv) Class A-4 Notes:	$393,916.67
per $1,000 original principal amount:	$3.94

(v) Total:	$1,909,620.08

(4) (a) Pool Balance (excluding accrued interest):
(i) at beginning of related Collection Period:	$650,168,198.61
(ii) at end of related Collection Period:	$608,793,597.35

(b) Note Value:
(i) at beginning of related Collection Period:	$653,678,817.76
(ii) at end of related Collection Period:	$611,838,524.36

(c) Pool Face Amount:
(i) at beginning of related Collection Period:	$750,279,796.35
(ii) at end of related Collection Period:	$700,778,869.19

(5) After giving effect to distributions on this Payment Date:

(a) (i) Outstanding Principal Amount of Class A-1 Notes:	$155,959,706.60
(ii) A-1 Note Pool Factor:	0.7884717

(b) (i) Outstanding Principal Amount of Class A-2 Notes:	$194,800,000.00
(ii) A-2 Note Pool Factor:	1.0000000

(c) (i) Outstanding Principal Amount of Class A-3 Notes:	$151,270,000.00
(ii) A-3 Note Pool Factor:	1.0000000

(d) (i) Outstanding Principal Amount of Class A-4 Notes:	$100,000,000.00
(ii) A-4 Note Pool Factor:	1.0000000

(e) (i) Certificate Balance:	$9,808,817.00
(ii) Certificate Pool Factor:	1.0000000

(6) Amount of Servicing Fee:	$541,806.83
per $1,000 original principal amount:	$0.83
(a) Amount of Servicing Fee earned:	$541,806.83
(b) Amount of Servicing Fee paid:	$376,562.58
(c) Amount of Servicing Fee Shortfall:	$165,244.25

(7) Amount of Administration Fee:	$100.00

(8) Aggregate Purchase Amounts for Collection Period:	$0.00

(9) (i) Amount in Reserve Account:	$9,805,183.00
(ii) Specified Reserve Account Balance:	$9,805,183.00

(10) (i) Scheduled Payments of Receivables 60 days or more past due:	$0.00
(ii) Scheduled Payments of Receivables 60 days or more past due as a percent of the Pool Balance:	0.00%

(11) (i) Face Amount of Receivables 60 days or more past due:	$0.00
(ii) Face Amount of Receivables 60 days or more past due as a % of the Pool Face Amount:	0.00%
(iii) Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.00%
(iv) Rolling three month 60 days or more past due as a % of Pool Balance (Average Delinquency Ratio):	0.00%

(12) (i) Aggregate amount of net losses for the collection period:	$0.00
(ii) Cumulative amount of net losses:	$0.00
(iii) Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.00%

(13) If the payment Date is in April 2010 or October 2010:
(i) Average Delinquency Ratio Test is met:	NA
(ii) Cumulative Net Loss Ratio Test is met:	NA
(iii) Specified Reserve Reduction Trigger is met:	NA
(iv) Reserve Account reduction as a result of Specified Reserve Reduction Trigger:	NA